Income Taxes Disclosure - Income Taxes from Continuing Operations (Schedule of Unrecognized Tax Benefits) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2014	Jan. 01, 2013	Jan. 01, 2012
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits	$ 4,639,000	$ 2,781,000	$ 2,383,000	$ 2,781,000	$ 2,383,000	$ 2,455,000
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	1,836,000	824,000	0
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	806,000	18,000	251,000
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	0	(257,000)	(71,000)
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	(784,000)	(49,000)	(252,000)
Tax Adjustments, Settlements, and Unusual Provisions	0	(138,000)	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 100,000